Revenues - Schedule of Other Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Data subscription income [Member]
Schedule of Other Revenue [Line Items]
Total	$ 2,037,609	$ 1,772,544	$ 4,021,956	$ 3,387,901	$ 7,236,303	$ 6,756,403	$ 6,015,237
Co-marketing income [Member]
Schedule of Other Revenue [Line Items]
Total		56,243		187,530	225,048	487,006	1,371,198
Syndicate fees [Member]
Schedule of Other Revenue [Line Items]
Total	112,454	238,746	403,475	386,268	968,397	954,798	1,051,444
Lease income [Member]
Schedule of Other Revenue [Line Items]
Total	301,669	283,895	604,397	567,831	1,135,608	1,102,459	127,768
Other [Member]
Schedule of Other Revenue [Line Items]
Total	24,219	14,122	73,710	67,687	4,098,177	1,599,683	403,575
Other Revenue [Member]
Schedule of Other Revenue [Line Items]
Total	$ 6,412,476	$ 4,314,736	$ 10,983,055	$ 7,136,201	$ 13,663,533	$ 10,900,349	$ 8,969,222